DERIVATIVE LIABILITIES (Details 6) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative [Line Items]
Balance at beginning of year	$ 270,000
Additions to conversion option derivative liability at December 30, 2014	769,000
Additions to warrant derivative liability at December 30, 2014	415,000
Change in fair market value of the derivative liabilities	(746,000)
Balance at end of year	39,000	$ 270,000
Preferred Stock [Member]
Derivative [Line Items]
Balance at beginning of year	$ 270,000	0
Additions to conversion option derivative liability at December 30, 2014		150,000
Additions to warrant derivative liability at December 30, 2014		120,000
Change in fair market value of the derivative liabilities		0
Balance at end of year		$ 270,000